UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Number of issuing entity: 333-264720-04

Central Index Key Number of issuing entity: 0002056235

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2025-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-264720

Central Index Key Number of depositor: 0001439697

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Paula Pescaru, Assistant Secretary, (954) 418-5368

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒          No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2025-A for the distribution period commencing on July 1, 2026 and expiring on July 31, 2026 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on March 12, 2025 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data Files for the asset pool of the Issuing Entity for the July calendar month filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on August 28, 2026 (the “Form ABS-EE”) are incorporated into this Form 10-D by reference.

The Asset Related Documents (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the July calendar month filed as Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 8, 2026

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Compliance with European Union and United Kingdom Risk Retention Rules.

World Omni Financial Corp. (“World Omni”), as “originator” (as such term is defined for the purposes of each of the EU Securitisation Regulation and the UK Securitisation Framework (each as defined in the Indenture)) with respect to each Unit (as defined in the Indenture), continues to retain, a material net economic interest (the “Retained Interest”), in accordance with the form specified in paragraph (d) of Article 6(3) of the EU Securitisation Regulation and the form specified in each of paragraph 1(d) of SECN 5.2.8R and paragraph (d) of Article 6(3) of Chapter 2 of the PRASR, in each case, for the purposes of the UK Securitisation Framework, by holding and continuing to hold (i) indirectly, all the limited liability company interests in World Omi Auto Leasing LLC (“WOAL”) (being a special purpose entity and not an operating company), either directly or indirectly through one or more wholly-owned subsidiaries of World Omni (each being a special purpose entity and not an operating company), WOAL in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2025-A, and (ii) the residual interest in the 2025-A Reference Pool (as defined in the Indenture), such Certificates and interest collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2025-A Reference Pool (each as defined in the Indenture).

World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, to the extent permitted in accordance with the Securitisation Rules (as defined in the Indenture). Further, World Omni has not changed the manner in which it retains or the method of calculating the Retained Interest. Capitalized terms used but not defined herein have the meaning ascribed to such terms in the Indenture.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2026 and expiring on July 31, 2026.

Exhibit 102	Asset Data File for the calendar month July 1, 2026 to July 31, 2026 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2025-A on August 28, 2026 which is incorporated by reference herein).

Exhibit 103	Asset Related Document for the calendar month July 1, 2026 to July 31, 2026 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2025-A on August 28, 2026 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2025-A
(Issuing Entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: August 28, 2026		/s/ Claude S. Simon
Claude S. Simon
Assistant Treasurer

Exhibit Index

Exhibit No.	Description

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2026 and expiring on July 31, 2026.

Exhibit 102	Asset Data File for the reporting period July 1, 2026 to July 31, 2026 (See Exhibit 102 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2025-A on August 28, 2026 which is incorporated by reference herein).

Exhibit 103	Asset Related Document for the reporting period July 1, 2026 to July 31, 2026 (See Exhibit 103 to Form ABS-EE filed by World Omni Automobile Lease Securitization Trust 2025-A on August 28, 2026 which is incorporated by reference herein).